Provisions for dividends and other liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Statement [Line Items]
Summary of Financial Impacts of Samarco Dam Failure

The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2026 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2026	2025	2024
	US$M	US$M	US$M
Income statement
Other income[1]	64	–	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure[2]	(215)	(211)	(139)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision[3]	(778)	(659)	(2,833)
Fair value change on forward exchange derivatives[4]	458	414	(199)
Loss from operations	(471)	(456)	(3,171)
Net finance costs[5]	(600)	(458)	(506)
Loss before taxation	(1,071)	(914)	(3,677)
Income tax expense[6]	–	–	(85)
Loss after taxation	(1,071)	(914)	(3,762)
Balance sheet movement
Other financial assets/(liabilities)[7]	12	441	(280)
Trade and other receivables	29	–	–
Trade and other payables	(14)	29	(4)
Tax liabilities	–	–	(85)
Provisions	652	656	(2,824)
Net decrease/(increase) in liabilities	679	1,126	(3,193)

		2026		2025		2024
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(1,071)		(914)		(3,677)
Adjustments for:
Samarco dam failure provision[3]	778		659		2,833
Fair value change on forward exchange derivatives[4]	(458)		(414)		199
Proceeds from/(settlement of) cash management related instruments	455		(17)		218
Net finance costs[5]	600		458		506
Changes in assets and liabilities:
Trade and other receivables	(29)		–		–
Trade and other payables	14		(29)		4
Net operating cash flows		289		(257)		83
Net investment and funding of equity accounted investments[8]		(2,030)		(1,773)		(640)
Net investing cash flows		(2,030)		(1,773)		(640)
Net decrease in cash and cash equivalents		(1,741)		(2,030)		(557)

1.
Proceeds from insurance settlements.
2.
Includes legal and advisor costs incurred.
3.
US$575 million (2025: US$540 million; 2024: US$3,700 million) change in estimate and US$203 million (2025: US$119 million; 2024: US$(867) million) exchange translation.
4.
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Profit/(loss) from equity accounted investments, related impairments and expenses in the Income Statement.
5.
Amortisation of discounting of provision.
6.
Includes tax on forward exchange derivatives and other taxes incurred during the period.
7.
Includes forward exchange contracts described in 4 above, and Senior notes issued by Samarco as part of its Judicial Reorganisation in September 2023.
Includes US$2,030 million utilisation of the Samarco dam failure provision including payments under the Brazil Settlement Agreement ratified on 6 November 2024 (2025: US$1,773 million). FY2024 comprises utilisation of the Samarco dam failure provision US$515 million and US$125 million provided to Samarco following approval of the Judicial Reorganisation.
Provision for dividends and other liabilities [member]
Statement [Line Items]
Summary of Provisions

The disclosure below excludes closure and rehabilitation provisions (refer to note 15 'Closure and rehabilitation provisions'), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 27 'Employee benefits, restructuring and post-retirement employee benefits provisions') and the provision related to the Samarco dam failure (refer to note 4 'Significant events – Samarco dam failure').

	2026	2025
	US$M	US$M
At the beginning of the financial year	706	710
Dividends determined	6,761	6,286
Charge/(credit) for the year:
Underlying	268	185
Amortisation of discounting impacting net finance costs	6	7
Exchange translation	10	103
Released during the year	(111)	(73)
Utilisation	(149)	(90)
Dividends paid	(6,756)	(6,403)
Divestment of subsidiaries and operations	(10)	–
Transfers and other movements	(23)	(19)
At the end of the financial year	702	706
Comprising:
Current	296	310
Non-current	406	396

Samarco dam failure
Statement [Line Items]
Summary of Provisions

Provision related to the Samarco dam failure

		2026		2025
		US$M		US$M
At the beginning of the financial year		5,849		6,505
Movement in provision		(652)		(656)
Comprising:
Utilised	(2,030)		(1,773)
Adjustments charged to the income statement:
Change in cost estimate	575		540
Amortisation of discounting impacting net finance costs	600		458
Exchange translation	203		119
At the end of the financial year		5,197		5,849
Comprising:
Current		1,653		2,958
Non-current		3,544		2,891
At the end of the financial year		5,197		5,849